Labor and social obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Labor and social obligations
Salaries payable	R$ 10,374	R$ 4,172
Social charges payable	15,675	7,562
Accrued vacation.	6,883	4,443
Accrual for bonus	9,522	8,683
Other	651	155
Total	R$ 43,105	R$ 25,015